Consolidated Statements of Loss and Comprehensive Loss	12 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2024 CAD ($) shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 CAD ($) shares
Expenses
Professional fees		$ 1,563,678		$ 6,971,520		$ 698,209
Consulting fees		937,410		858,517		220,890
Stock-based compensation		953,845		2,630,249		8,035,506
Directors' and officers' consulting fees		915,768		3,840,915		687,585
Insurance expense		540,364		924,834		681,504
General and administrative expenses		380,746		518,824		129,415
Travel expenses		282,806		248,746		112,074
Transfer agent and regulatory fees		144,611		141,446		236,926
Research expenses		41,066		12,000		33,733
Depreciation on right-of-use assets		31,680		2,640		0
Bank fees and interest		7,097		13,577		9,343
Accretion expense		5,907		654		0
Interest on loan and debentures		77		1,193		167,873
Amortization of transaction costs		0		0		56,512
Total Expenses		(5,805,055)		(16,165,115)		(11,069,570)
Other Items
Loss on termination of Muskrat Dam Project		(4,652,894)		0		0
(Loss) gain on change in fair value of derivative liabilities		2,382,180		(246,460)		1,103,839
Loss on shares-for-debt settlement		56,924		(157,502)		0
Premium on flow-through shares		1,159,632		0		0
Grant income		0		109,750		109,745
Interest income		438		0		0
Foreign exchange gain		7,857		996,382		409,532
Total other income		(1,045,863)		702,170		1,623,116
Net Loss and Comprehensive Loss		$ (6,850,918)		$ (15,462,945)		$ (9,446,454)
Weighted Average Number of Outstanding Shares
Basic and diluted (Note 17) | shares		20,238,794		18,033,851		15,884,041
Net Loss per Share
Basic and diluted (Note 17) | $ / shares	$ (0.34)		$ (0.85)		$ (0.6)